Subsequent Event (detail)	Apr. 01, 2017	Mar. 31, 2017
Subsequent Event [Abstract]
Business Combination Step Acquisition Equity Interest In Acquiree Percentage		50.00%
Equity Method Right to Acquire	50.00%